SHARE-BASED PAYMENTS - Additional information (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2018 shares
SHARE-BASED PAYMENTS
Number of share-based awards granted | ¥				¥ (43,981)
Number of options - Vested and expected		0						0
Maximum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		3 years	3 years
Minimum
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		1 year	1 year
2013 Share Option Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									209,750,000
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period		¥ 5,510	$ 776	26,299		¥ 79,224
Number of options exercised		4,363,286	4,363,286
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares					$ 0.36		$ 2.80
Aggregate fair value of the share-based awards vested		¥ 46,725	$ 6,581	84,098		51,892
Share based compensation by share based payment arrangement unrecognised compensation		¥ 14,236						$ 2,005
Weighted-average period recognized		11 months 4 days	11 months 4 days
Number of options - Vested and expected		32,855,703						32,855,703
Number of options - Exercised		4,363,286	4,363,286
Number of options - Granted		0	0
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									215,376,304
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period | ¥						1,561
Number of options exercised		0	0
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares							0.31
Aggregate fair value of the share-based awards vested		¥ 9,045	$ 1,274	11,462		¥ 16,192
Weighted-average period recognized		9 months 29 days	9 months 29 days
Total unrecognized share-based compensation expenses		¥ 1,420						$ 200
Number of options - Vested and expected		14,456,890						14,456,890
Number of options - Exercised		0	0
Number of options - Granted		0	0
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement number of shares authorised									380,528,480
Share based compensation by share based payment arrrangement intrinsic value of options excercised during the period		¥ 68,812	$ 9,692	5,297
Number of options exercised		40,048,900	40,048,900
Share based compensation by share based payment arrangement weighted average grant date fair value of awards granted during the period | $ / shares			$ 0.27		$ 0.33
Aggregate fair value of the share-based awards vested		¥ 108,925	$ 15,342	18,371
Weighted-average period recognized		1 year 6 months 25 days	1 year 6 months 25 days
Total unrecognized share-based compensation expenses		¥ 254,503						$ 35,846
Number of options - Vested and expected		206,152,350						206,152,350
Number of options - Exercised		40,048,900	40,048,900
Number of options - Granted		154,646,877	154,646,877			0
Restricted Shares
SHARE-BASED PAYMENTS
Restricted shares,aggregate fair value | $			$ 11,684,432		$ 6,981,396
Restricted shares, number of shares granted		11,684,432	11,684,432
Restricted Shares | 2013 Share Award Scheme
SHARE-BASED PAYMENTS
Weighted-average period recognized		1 year 1 month 17 days	1 year 1 month 17 days
Restricted shares, total weighted average grant-date fair value granted | $ / shares					$ 1.29		$ 2.04
Restricted shares,aggregate fair value		¥ 71,379	$ 10,053	¥ 119,156		¥ 90,121
Total unrecognized share-based compensation expenses		¥ 34,537						$ 4,864
Restricted shares, number of shares granted		0	0
Camelot Award
SHARE-BASED PAYMENTS
Share based compensation by share based payment arrangement vesting period		3 years	3 years
Camelot Award | 2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of share-based awards granted | ¥	¥ 43,981
Number of shares issued upon modification of award	27,500,715